CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands		Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Current assets
Cash and cash equivalents		¥ 2,390,298	$ 336,666	¥ 1,268,512	[1]
Restricted cash		29,760	4,192	20,574	[1]
Short-term bank deposits, net		2,631,256	370,605	7,084,879
Receivables from online payment platforms		6,893	971	3,000
Short-term investments, net		3,093,133	435,659	2,434,864
Accounts and notes receivable, net		60,482	8,519	51,381
Inventories		144,850	20,402	130,901
Prepayments and other current assets, net		508,435	71,612	198,932
Total current assets		8,983,843	1,265,350	11,198,155
Non-current assets
Property, equipment and leasehold improvement, net		77,358	10,896	87,871
Intangible assets, net		69,778	9,828	7,552
Long-term investments, net		8,000	1,127	8,000
Deferred tax assets, net		58,263	8,206	63,894
Right-of-use assets, net		52,562	7,403	75,008
Long-term bank deposits, net		1,757,804	247,582	1,515,428
Long-term investment securities, net		5,236,109	737,491	3,409,458
Goodwill		66,506	9,367
Other non-current assets, net		4,874	686	13,458
Total non-current assets		7,331,254	1,032,586	5,180,669
Total assets		16,315,097	2,297,936	16,378,824
Current liabilities
Accounts and notes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB268,761 and RMB 224,381 as of December 31, 2022 and 2023, respectively)		266,426	37,525	269,346	[1]
Contract liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB3,829 and RMB11,319 as of December 31, 2022 and 2023, respectively)		49,586	6,984	75,226	[1]
Salary and welfare benefits payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB53,438 and RMB19,519 as of December 31, 2022 and 2023, respectively)		39,256	5,529	127,749	[1]
Taxes payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB93,700 and RMB53,260 as of December 31, 2022 and 2023, respectively)		77,164	10,868	109,676	[1]
Accrued expenses and other current liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB132,762 and RMB98,725 as of December 31, 2022 and 2023, respectively)		103,996	14,648	161,455	[1]
Dividend payable (including amounts of the consolidated VIE without recourse to the primary beneficiary of nil and nil as of December 31, 2022 and 2023, respectively).		881	124
Lease liabilities - current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB36,905 and RMB25,422 as of December 31, 2022 and 2023, respectively)		29,435	4,146	45,955	[1]
Total current liabilities		668,671	94,180	789,830	[1]
Non-current liabilities
Deferred tax liabilities (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB8,653 and RMB11,834 as of December 31, 2022 and 2023, respectively)		23,591	3,323	8,653	[1]
Lease liabilities - non-current portion (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB30,593 and RMB18,092 as of December 31, 2022 and 2023, respectively)		24,419	3,439	39,968	[1]
Total non-current liabilities		48,010	6,762	48,621	[1]
Total liabilities		716,681	100,942	838,451	[1]
Commitments and contingencies					[1]
Shareholders' equity
Ordinary shares (US$0.00001 par value; 15,000,000,000 shares authorized; 1,570,790,570 shares issued as of December 31, 2022; 1,570,790,570 shares issued as of December 31, 2023) (ii)	[2]	104	15	104	[1]
Treasury stock		(1,280,989)	(180,424)	(627,886)	[1]
Additional paid-in capital		12,115,485	1,706,434	12,062,278	[1]
Statutory reserves		27,811	3,916	27,811	[1]
Retained earnings		3,765,679	530,386	3,324,616	[1]
Accumulated other comprehensive income		981,303	138,213	782,137	[1]
Total RLX Technology Inc. shareholders' equity		15,609,393	2,198,540	15,569,060	[1]
Noncontrolling interests		(10,977)	(1,546)	(28,687)	[1]
Total shareholders' equity		15,598,416	2,196,994	15,540,373	[1]
Total liabilities and shareholders' equity		16,315,097	2,297,936	16,378,824	[1]
Related Party
Current assets
Amounts due from related parties		118,736	16,724	5,112
Current liabilities
Amounts due to related parties (including amounts of the consolidated VIE without recourse to the primary beneficiary of RMB423 and nil as of December 31, 2022 and 2023, respectively)		¥ 101,927	$ 14,356	¥ 423	[1]

[1]	The Company acquired various companies on December 13, 2023, which was accounted for as an under common control transaction in accordance with ASC 805-50. The Company retrospectively adjusted the above comparative consolidated balance sheets in prior year. Refer
[2]	As of December 31, 2022, there were 1,570,790,570 ordinary shares issued, par value US$0.00001 per share, including 257,720,484 ordinary shares that consist of treasury shares held by the Company’s depositary bank and shares reserved for future exercise of share-based awards. As of December 31, 2023, there were 1,570,790,570 ordinary shares issued, par value US$0.00001 per share, including 299,188,826 ordinary shares that consist of treasury shares held by the Company’s depositary bank and shares reserved for future exercise of share-based awards.